Cost of sales	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cost of sales

5.	Cost of sales

	2023	2022	2021
	€’000	€’000	€’000
Technology sales	9,011	-	-
Write-off/scraping of inventory	15,227	362	-
Onerous contract provision – (usage/reversal)/expense (Note 21)	(7,794)	8,403	-
Impairment of property, plant and equipment – HEVO-Sul	3,317	-	-
Raw materials sales	327	-	-
	20,088	8,765	-